Employee Benefits	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Employee Benefits
12.	Employee Benefits
The Controlling Company and certain subsidiaries’ defined benefit plans provide a lump-sum
payment to an employee based on final salary rates and length of service at the time the employee leaves the Controlling Company or certain subsidiaries.
The defined benefit plans expose the Group to actuarial risks, such as the risk associated with expected periods of service, interest rate risk, market (investment) risk, and others.

(a)	Net defined benefit liabilities (defined benefit assets) recognized at the reporting date are as follows:

(In millions of won)
	December 31, 2018		December 31, 2019
Present value of partially funded defined benefit obligations	~~W~~	1,595,423	1,481,339
Fair value of plan assets		(1,550,063)	(1,607,253)

	~~W~~	45,360	(125,914)

Defined benefit liabilities, net	~~W~~	45,360	1,338
Defined benefit assets	~~W~~	—	127,252

(b)	Changes in the present value of the defined benefit obligations for the years ended December 31, 2018 and 2019 are as follows:

(In millions of won)
	2018		2019
Opening defined benefit obligations	~~W~~	1,562,424	1,595,423
Current service cost		204,668	194,469
Past service cost		(25,749)	(32,006)
Interest cost		49,145	42,360
Remeasurements (before tax)		(27,885)	(137,464)
Benefit payments		(88,562)	(95,675)
Curtailment of plans		(74,459)	(80,470)
Net transfers from (to) related parties		(4,217)	(5,349)
Others		58	51

Closing defined benefit obligations	~~W~~	1,595,423	1,481,339

Weighted average remaining maturity of defined benefit obligations as of December 31, 2018 and 2019 are 14.4 years and 15.1 years, respectively.

(c)	Changes in fair value of plan assets for the years ended December 31, 2018 and 2019 are as follows:

(In millions of won)
	2018		2019
Opening fair value of plan assets	~~W~~	1,466,977	1,550,063
Expected return on plan assets		48,184	41,826
Remeasurements (before tax)		(22,195)	(8,824)
Contributions by employer directly to plan assets		212,224	186,641
Benefit payments		(80,690)	(82,266)
Net transfers from (to) related parties		—	280
Curtailment of plans		(74,437)	(80,467)

Closing fair value of plan assets	~~W~~	1,550,063	1,607,253

(d)	Plan assets at the reporting date are as follows:

(In millions of won)
	December 31, 2018		December 31, 2019
Guaranteed deposits in banks	~~W~~	1,550,063	1,607,253
As of December 31, 2019, the Group maintains the plan assets primarily with Mirae Asset Daewoo Co., Ltd., KB Insurance Co., Ltd. and others.

(e)	Expenses recognized in profit or loss for the years ended December 31, 2017, 2018 and 2019 are as follows:

(In millions of won)
	2017		2018	2019
Current service cost	~~W~~	195,850	204,668	194,469
Past service cost		—	(25,749)	(32,006)
Net interest cost		2,391	961	534

	~~W~~	198,241	179,880	162,997

Expenses are recognized in the following line items in the consolidated statements of comprehensive income (loss):

(In millions of won)
	2017		2018	2019
Cost of sales	~~W~~	158,418	134,879	119,147
Selling expenses		11,114	11,045	10,600
Administrative expenses		16,287	19,472	18,360
Research and development expenses		12,422	14,484	14,890

	~~W~~	198,241	179,880	162,997

(f)	Remeasurements of net defined benefit liabilities (assets) included in other comprehensive income (loss) for the years ended December 31, 2017, 2018 and 2019 are as follows:

(In millions of won)	2017		2018	2019
Balance at January 1	~~W~~	(163,950)	(170,510)	(165,969)
Remeasurements
Actuarial profit or loss arising from:
Experience adjustment		(48,890)	56,225	43,644
Demographic assumptions		(7,702)	(15,379)	(19,952)
Financial assumptions		56,706	(12,961)	113,772
Return on plan assets		(16,374)	(22,195)	(8,824)
Group’s share of associates regarding remeasurements		441	20	238

	~~W~~	(15,819)	5,710	128,878

Income tax	~~W~~	9,259	(1,169)	(35,235)

Balance at December 31	~~W~~	(170,510)	(165,969)	(72,326)

(g)	Principal actuarial assumptions at the reporting date (expressed as weighted averages) are as follows:

	2018	2019
Expected rate of salary increase	4.3%	3.4%
Discount rate for defined benefit obligations	2.8%	2.4%
Assumptions regarding future mortality are based on published statistics and mortality tables. The current mortality underlying the values of the liabilities in the defined benefit plans are as follows:

		December 31, 2018	December 31, 2019
Teens	Males	0.01%	0.00%
	Females	0.00%	0.00%
Twenties	Males	0.01%	0.01%
	Females	0.00%	0.00%
Thirties	Males	0.01%	0.01%
	Females	0.01%	0.00%
Forties	Males	0.03%	0.02%
	Females	0.02%	0.01%
Fifties	Males	0.05%	0.04%
	Females	0.02%	0.02%

(h)	Reasonably possible changes to respective relevant actuarial assumptions would have affected the defined benefit obligations by the following amounts as of December 31, 2019:

(In millions of won)	Defined benefit obligation
	1% increase		1% decrease
Discount rate for defined benefit obligations	~~W~~	(194,432)	237,364
Expected rate of salary increase		233,106	(194,965)